SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other-than-temporary impairment loss for marketable securities
Inventory write-offs included in cost of revenues	$ 616	3,267	3,867
Provision for estimated sales returns, credits, stock rotations and other customer rights	$ 2,739	2,687
Warranty term	1 year
Governmental grants received	$ 924	937	712
Bank deposits, weighted-average duration of deposits	1 year 6 months
Bank deposits, weighted-average time to maturity	9 months 18 days
Bad debt expenses	$ 104		109
Write-off of bad debts		154	100
Severance expenses	$ 4,800	$ 4,066	$ 4,259
Anti-dilutive shares excluded from computation of earnings per share amount	916,440	1,938,808	1,166,488
Amortization of deferred contract costs	$ 9,902	$ 8,568
Deferred commission costs capitalized	20,867	15,596
Deferred revenues recognized	$ 110,544	98,500
Period of remaining service of deferred revenue	3 years
Remaining performance obligations	$ 257,030	$ 234,982
Percentage of remaining performance obligation that will be recognized as revenue over the next twelve months to total remaining performance obligation as of balance sheet date	63.00%
Expected period of benefit	3 years 3 months 10 days
S and P rating, A- or higher [Member]
Marketable securities, rating of investment portfolio percentage	89.00%
S and P rating, BBB or BBB+ [Member]
Marketable securities, rating of investment portfolio percentage	11.00%
Israel [Member] | S and P, A Rating [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks	17.00%
Israel [Member] | S and P, AAA Rating [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks	38.00%
Israel [Member] | S and P, BBB+ Rating [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks	15.00%
The United States [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution	53.00%
The United States [Member] | S and P, A Rating [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks	31.00%
Europe [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution	21.00%
Other [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution	26.00%
Minimum [Member]
Finite-lived intangible assets, estimated useful lives	7 years
Customer support contracts, support period	1 year
Maximum [Member]
Finite-lived intangible assets, estimated useful lives	9 years
Customer support contracts, support period	3 years
Bank deposits, maximum contractual term	2 years